Accounting Policies, by Policy (Policies)	12 Months Ended
Sep. 30, 2024
Summary of Significant Accounting Policies [Abstract]
Basis of presentation

Basis of presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and pursuant to the regulations of the Securities and Exchange Commission (“SEC”).

Principles of combination

Principles of combination

The combined financial statements for the years ended September 30, 2022 are prepared by adding together financial statement items of NSL and TSL, since NSL and TSL were under common control. The financial statements used for combination purposes have been prepared applying the Company’s accounting policies. Upon combining the financial information for the periods, intra-group income and expenses, intragroup accounts and profits and losses on transactions between the combined entities are eliminated. Comparative figures have been changed accordingly. The accounting principles set out below have been applied consistently to all periods presented in these combined financial statements.

Principles of consolidation

Principles of consolidation

Since the subsidiaries of Alpha were controlled by the different ultimate owners immediately after acquisition by Alpha and the acquisition transactions between entities are not under common control, business combination was adopted and consolidated financial statements after the acquisition were used and the consolidated financial statements include the financial statements of the Company, and its subsidiaries, TSL and NSL. All intercompany transactions and balances have been eliminated on consolidation. Reorganization structure was not applicable for the Company as the shareholders of TSL and NSL were entirely changed since October 12, 2022.

Business combinations

Business combinations

During the year ended September 30, 2022, Mr. Leung Tsz Him was the director and shareholder of TSL and Ms. Chan Shuk Wa was the director and shareholder of NSL. Since Mr. Leung Tsz Him is the spouse of Ms. Chan Shuk Wa, TSL and NSL were considered as under the common control of Mr. Leung Tsz Him and his spouse during the aforementioned periods.

Alpha acquired 100% equity interest in NSL, TSL and Alpha HK from the former shareholders. The Company accounts for such acquisition using the acquisition method of accounting in accordance with Accounting Standards Codification (“ASC”) 805 “Business Combinations.” The cost of an acquisition is measured as the aggregate of the acquisition date fair value of the assets transferred to the sellers, liabilities incurred by the Company and equity instruments issued by the Company. Transaction costs directly attributable to the acquisition are expensed as incurred. Identifiable assets acquired and liabilities assumed are measured separately at their fair values as of the acquisition date, irrespective of the extent of any non-controlling interests. The excess of (i) the total costs of acquisition, fair value of the non-controlling interests and acquisition date fair value of any previously held equity interest in the acquiree over (ii) the acquisition date amounts of the identifiable net assets of the acquiree is recorded as goodwill. If the cost of acquisition is less than the acquisition date amounts of the net assets of the subsidiary acquired, the difference is recognized directly in the combined income statements. During the measurement period, which can be up to one year from the acquisition date, the Company may record adjustments to the assets acquired and liabilities assumed with the corresponding offset to goodwill. Subsequent to the conclusion of the measurement period or final determination of the values of assets acquired or liabilities assumed, whichever comes first, any further adjustments are recorded in the consolidated income statements.

On October 12, 2022, Alpha acquired control of both TSL and NSL, and Mr. Leung Tsz Him was appointed as the CEO of Alpha.

On December 19, 2023, Alpha acquired 100% of equity interest in Alpha HK from the Fuchsia Capital Limited. Alpha HK became Alpha’s wholly owned subsidiary. Alpha HK has not commenced its operations.

For the Company’s non-wholly owned subsidiaries, a non-controlling interest is recognized to reflect the portion of equity that is not attributable, directly or indirectly, to the Company.

Use of estimates and assumptions

Use of estimates and assumptions

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of revenues and expenses during the periods presented. Significant accounting estimates reflected in the Company’s consolidated financial statements include the useful lives of property and equipment, impairment of long-lived assets, allowance for doubtful accounts, provision for contingent liabilities, revenue recognition, deferred taxes and uncertain tax position. Actual results could differ from these estimates.

Foreign currency translation and transaction and convenience translation

Foreign currency translation and transaction and convenience translation

The accompanying consolidated financial statements are presented in the Hong Kong dollar (“HK$”), which is the reporting currency of the Company. HK$ is also the functional currency.

Assets and liabilities denominated in currencies other than the reporting currency are translated into the reporting currency at the rates of exchange prevailing at the balance sheet date. Translation gains and losses are recognized in the consolidated statements of operations and comprehensive loss as other comprehensive income or loss. Transactions in currencies other than the reporting currency are measured and recorded in the reporting currency at the exchange rate prevailing on the transaction date. The cumulative gain or loss from foreign currency transactions is reflected in the consolidated statements of income and comprehensive income (loss).

The value of foreign currencies including the US Dollar may fluctuate against the Hong Kong Dollar. Any significant variations of the foreign currencies relative to the Hong Kong Dollar may materially affect the Company’s financial condition in terms of reporting in HK$.

Convenience translation

Convenience translation

Translations of amounts in the consolidated balance sheet, consolidated statements of income and consolidated statements of cash flows from HK$ into US$ as of and for the year ended September 30, 2024 are solely for the convenience of the reader and were calculated at the noon buying rate of US$1 = HK$7.7693, as published in H.10 statistical release of the United States Federal Reserve Board. No representation is made that the HK$ amounts could have been, or could be, converted, realized or settled into US$ at such rate or at any other rate.

Related parties

Related parties

The Company adopted ASC 850, Related Party Disclosures, for the identification of related parties and disclosure of related party transactions.

A related party is generally defined as (i) any person and or their immediate family hold 10% or more of the Company’s securities (ii) the Company’s management and or their immediate family, (iii) someone that directly or indirectly controls, is controlled by or is under common control with the Company, or (iv) anyone who can significantly influence the financial and operating decisions of the Company. A transaction is considered to be a related party transaction when there is a transfer of resources or obligations between related parties. Related parties may be individuals or corporate entities.

Transactions involving related parties cannot be presumed to be carried out on an arm’s-length basis, as the requisite conditions of competitive, free market dealings may not exist. Representations about transactions with related parties, if made, shall not imply that the related party transactions were consummated on terms equivalent to those that prevail in arm’s-length transactions unless such representations can be substantiated.

Cash

Cash and cash equivalent

Cash comprises of cash in banks and cash on hand. Cash held in accounts at financial institutions located in Hong Kong. The Company have not experienced any losses in such accounts and do not believe the cash is exposed to any significant risk
Accounts Receivable, net

Accounts Receivable, net

Accounts receivable, net are stated at the original amount less an allowance for doubtful accounts on such receivables. The allowance for doubtful accounts is estimated based upon the Company’s assessment of various factors including historical experience, the age of the accounts receivable balances, current general economic conditions, future expectations and customer specific quantitative and qualitative factors that may affect the Company’s customers’ ability to pay. An allowance is also made when there is objective evidence for the Company to reasonably estimate the amount of probable loss.

Deferred Initial Public Offering (“IPO”) Costs

Deferred offering costs

The Company complies with the requirement of the ASC 340-10-S99-1 and SEC Staff Accounting Bulletin (“SAB”) Topic 5A — “Expenses of Offering.” Deferred offering costs consist of underwriting, legal, and other expenses incurred through the balance sheet date that are directly related to the intended IPO. Deferred offering costs will be charged to shareholders’ equity upon the completion of the IPO. Should the IPO prove to be unsuccessful, these deferred costs, as well as additional expenses to be incurred, will be charged to operations. As of September 30, 2023 and 2022, the Company capitalized $18,758,367 (approximately US$2,414,422) and nil of deferred offering costs, respectively. The deferred offering costs were capitalized to shareholders’ equity as of September 30, 2024
Property and equipment, net

Property and equipment, net

Property and equipment are stated at historical cost less accumulated depreciation and impairment, if any, and depreciated on a straight-line basis over the estimated useful lives of the assets taking into consideration the assets’ estimated residual value. Cost represents the purchase price of the asset and other costs incurred to bring the asset into its intended use.

Estimated useful lives of computer hardware is 5 years.

Expenditure for repair and maintenance costs, which do not materially extend the useful lives of the assets, are charged to expenses as incurred, whereas the expenditure for major renewals and betterment that substantially extends the useful lives of property and equipment are capitalized as additions to the related assets. Retirements, sales and disposals of assets are recorded by removing the costs, accumulated depreciation and impairment with any resulting gain or loss recognized in the consolidated statements of income.

Goodwill

Goodwill

Goodwill represents the excess of the purchase consideration over the acquisition date amounts of the identifiable tangible and intangible assets acquired and liabilities assumed from the acquired entity as a result of the Company’s acquisitions of interests in its subsidiaries. Goodwill is not amortized but is tested for impairment on an annual basis, or more frequently if events or changes in circumstances indicate that it might be impaired. In accordance with ASC 350, the Company may first assess qualitative factors to determine whether it is necessary to perform the quantitative goodwill impairment test. In the qualitative assessment, the Company considers factors such as macroeconomic conditions, industry and market considerations, overall financial performance of the reporting unit, and other specific information related to the operations, business plans and strategies of the reporting unit. Based on the qualitative assessment, if it is more likely than not that the fair value of a reporting unit is less than the carrying amount, the quantitative impairment test is performed. The Company may also bypass the qualitative assessment and proceed directly to perform the quantitative impairment test.

The Company adopted ASU 2017-04, “Intangibles — Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment”. After adopting this guidance, the Company performs the quantitative impairment test by comparing the fair value of each reporting unit to its carrying amount, including goodwill. If the fair value of the reporting unit exceeds its carrying amount, goodwill is not considered to be impaired. If the carrying amount of a reporting unit exceeds its fair value, the amount by which the carrying amount exceeds the reporting unit’s fair value is recognized as impairment. Application of a goodwill impairment test requires significant management judgment, including the identification of reporting units, allocation of assets, liabilities and goodwill to reporting units, and determination of the fair value of each reporting unit.

Intangible assets

Intangible assets

Intangible assets acquired in a business combination are recognised separately from goodwill and are initially recognised at their fair value at the acquisition date (which is regarded as their cost).

Subsequent to initial recognition, intangible assets acquired in a business combination with finite useful lives are reported at costs less accumulated amortisation and any accumulated impairment losses, being their fair value at the date of the revaluation less subsequent accumulated amortisation and any accumulated impairment losses, on the same basis as intangible assets that are acquired separately.

Under the equity method, the Company’s share of the post-acquisition profits or losses of the equity method investee is recognized in the consolidated income statements and its share of post-acquisition movements in accumulated other comprehensive income is recognized in other comprehensive income. The Company records its share of the results of the equity method investees on a one quarter in arrears basis. The excess of the carrying amount of the investment over the underlying equity in net assets of the equity method investee generally represents goodwill and intangible assets acquired. When the Company’s share of losses of the equity method investee equals or exceeds its interest in the equity method investee, the Company does not recognize further losses, unless the Company has incurred obligations or made payments or guarantees on behalf of the equity method investee.

Amortization of finite-lived intangible assets is computed using the straight-line method over their estimated useful lives, which is as follows:

Software	10 years
The Company continually reviews its investments in equity method investees to determine whether a decline in fair value below the carrying value is other-than-temporary. The primary factors the Company considers in its determination include the severity and the length of time that the fair value of the investment is below its carrying value; the financial condition, the operating performance and the prospects of the equity method investee; the geographic region, market and industry in which the equity method investee operates; and other company specific information such as recent financing rounds completed by the equity method investee. If the decline in fair value is deemed to be other-than-temporary, the carrying value of the investment in the equity method investee is written down to its fair value
Lease

Lease

The Company adopted ASU 2016-02, Leases (Topic 842), on October 1, 2020, using a modified retrospective approach reflecting the application of the standard to leases existing at, or entered into after, the beginning of the earliest comparative period presented in the combined financial statements.

The Company lease its offices which are classified as operating leases and leases its motor vehicle which is classified as finance lease in accordance with Topic 842. At lease inception, if the lease meets any of the following five criteria, the Company will classify it as a finance lease: (i) the lease transfers ownership of the underlying asset to the Company by the end of the lease term, (ii) the lease grants the Company an option to purchase the underlying asset that the lessee is reasonably certain to exercise, (iii) the lease term is for the major part of the remaining economic life of the underlying asset, (iv) the present value of the sum of the lease payments and any residual value guaranteed by the lessee that is not already reflected in the lease payments equals or exceeds substantially all (90% or more) of the fair value of the underlying asset, or (v) the underlying asset is of such a specialized nature that it is expected to have no alternative use to the lessor at the end of the lease term. Otherwise, the lease will be treated as an operating lease.

Under Topic 842, lessees are required to recognize the following for all leases (with the exception of short-term leases) on the commencement date: (i) lease liability, which is a lessee’s obligation to make lease payments arising from a lease, measured on a discounted basis; and (ii) right-of-use asset, which is an asset that represents the lessee’s right to use, or control the use of, a specified asset for the lease term.

Right-of-use assets for operating lease expenses are recognized in the consolidated statements of income, on a straight-line basis since the lease commencement date over the lease period and reported as “Selling, general and administrative expenses”.

Right-of-use assets for finance leases are depreciated on a straight-line basis since the lease commencement date over the lease period or the estimated useful life of the leased asset in case of transfer of ownership or purchase option that is reasonably certain to be exercised. The depreciation expense is reported as “Selling, general and administrative expenses”.

At the commencement date, the Company recognize the lease liability at the present value of the lease payments not yet paid, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the Company’s incremental borrowing rate for the same term as the underlying lease. The right-of-use asset is recognized initially at cost, which primarily comprises the initial amount of the lease liability, plus any initial direct costs incurred, consisting mainly of brokerage commissions, less any lease incentives received. All right-of-use assets are reviewed for impairment. No impairment for right-of-use lease assets as of September 30, 2024 and 2023, respectively.

Commitments and contingencies

Commitments and contingencies

In the normal course of business, the Company is subject to contingencies, such as legal proceedings and claims arising out of its business, that cover a wide range of matters. Liabilities for the contingencies are recorded when it is probable that a liability has been incurred and the amount of the liability can be reasonably estimated.

Certain conditions may exist as of the date the consolidated financial statements are issued, which may result in a loss to the Company, but which will only be resolved when one or more future events occur or fail to occur. The Company assesses these contingent liabilities, which inherently involves judgment. In assessing loss contingencies related to legal proceedings that are pending against the Company or unasserted claims that may result in legal proceedings, the Company, in consultation with its legal counsel, evaluates the perceived merits of any legal proceedings or unasserted claims as well as the perceived merits of the amount of relief sought or expected to be sought therein. If the assessment of a contingency indicates that it is probable that a material loss has been incurred and the amount of the liability can be estimated, the estimated liability would be accrued in the consolidated financial statements. If the assessment indicates that a potentially material loss contingency is not probable, or is probable but cannot be estimated, the nature of the contingent liability, together with an estimate of the range of the reasonably possible loss, if determinable and material, would be disclosed.

Loss contingencies considered remote are generally not disclosed unless they involve guarantees, in which case the nature of the guarantee would be disclosed
Impairment of long-lived assets

Impairment of long-lived assets

Long-lived assets, including property and equipment are reviewed for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying value of an asset may not be recoverable. The Company assess the recoverability of the assets based on the undiscounted future cash flows the assets are expected to generate and recognize an impairment loss when estimated undiscounted future cash flows expected to result from the use of the asset plus net proceeds expected from disposition of the asset, if any, are less than the carrying value of the asset. If an impairment is identified, the Company will reduce the carrying amount of the asset to its estimated fair value based on a discounted cash flows approach or, when available and appropriate, to comparable market values. For the years ended September 30, 2022, 2023 and 2024, no impairment of long-lived assets was recognized.

Borrowings

Borrowings

Borrowings are presented as current liabilities unless the Company have an unconditional right to defer settlement for at least 12 months after the end of the reporting date, in which case they are presented as non-current liabilities.

Borrowings are initially recorded at fair value, net of transaction costs and subsequently carried at amortised costs using the effective interest method. Any difference between the proceeds (net of transaction costs) and the redemption value is recognised in profit or loss over the period of the borrowings using the effective interest method. Borrowings which are due to be settled within 12 months after the end of the reporting date are included in current borrowings in the statement of financial position even though the original term was for a period longer than 12 months and an agreement to refinance, or to reschedule payments, on a long-term basis is completed after the end of the reporting date and before the financial statements are authorised for issue.

Other payables

Other payables

Other payables and accrued liabilities primarily include contract liabilities, salaries payable as well as other accrual and payable.

A contract liability is recognized when a payment is received or a payment is due (whichever is earlier) from a customer before the Company transfer the related goods or services. Contract liabilities are recognized as revenue when the Company perform under the contract (i.e., transfers control of the related goods or services to the customer).

Fair Value Measurement

Fair Value Measurement

The accounting standard regarding fair value of financial instruments and related fair value measurements defines financial instruments and requires disclosure of the fair value of financial instruments held by the Company. The accounting standards define fair value, establish a three-level valuation hierarchy for disclosures of fair value measurement and enhance disclosure requirements for fair value measures. The three levels of the fair value hierarchy are as follows:

●	Level 1 inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.
●	Level 2 inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the assets or liability, either directly or indirectly, for substantially the full term of the financial instruments.
●	Level 3 inputs to the valuation methodology are unobservable and significant to the fair value.

Financial instruments, such as cash, accounts receivable, rental deposit, due from a related party, accrued expenses and other liabilities, advance from customers and due to a related party, included in current assets and current liabilities are reported in the consolidated balance sheets at face value or cost, which approximate fair value because of the short period of time between the origination of such instruments and their expected realization and their current market rates of interest.

Revenue Recognition

Revenue Recognition

On October 1, 2020, the Company adopted ASC Topic 606, Revenue from Contracts with Customers (“ASC 606”) using the modified retrospective method for all contracts not completed as of the date of adoption.

Under ASC 606, the core principle requires an entity to recognize revenue to depict the transfer of goods or services to customers in an amount that reflects the consideration that it expects to be entitled to receive in exchange for those goods or services recognized as performance obligations are satisfied. ASC 606 establishes principles for reporting information about the nature, amount, timing and uncertainty of revenue and cash flows arising from the entity’s contracts to provide goods or services to customers. This new guidance provides a five-step analysis in determining when and how revenue is recognized. Under the new guidance, revenue is recognized when a customer obtains control of promised goods or services and is recognized in an amount that reflects the consideration which the entity expects to receive in exchange for those goods or services. In addition, the new guidance requires disclosure of the nature, amount, timing and uncertainty of revenue and cash flows arising from contracts with customers.

The Company identify its contracts with customers and all performance obligations within those contracts. The Company then determines the transaction price and allocates the transaction price to the performance obligations within the Company’s contracts with customers, recognizing revenue when, or as, the Company satisfy, its performance obligations. The adoption of ASC 606 did not significantly change (1) the timing and pattern of revenue recognition for all of the Company’s revenue streams, and (2) the presentation of revenue as gross versus net. Therefore, the adoption of ASC 606 did not have a significant impact on the Company’s financial position, results of operations, equity or cash flows as of the adoption date and for the year ended September 30, 2024 and 2023.

The Company contract with customers to mainly provide IT related service, including system development service, web and mobile application development service and artificial intelligence powered optical character recognition development service (“AI-OCR”), normally service term within a year. The terms of pricing and payment are fixed, no variable consideration is involved. A series of promises are identified in a contract. But these promises are interrelated and not distinct. These promises are inputs used to complete the service. The customers cannot benefit from any standalone promise. Thus only one performance obligation with standard quality guarantee is identified in a contract. The performance obligation is satisfied at a point of time and recognized in revenue upon the completion of services to the customers, usually at the time when the result of services is tested and accepted by the customers.

From time to time, the Company enter into arrangement to provide technological support and maintenance service to its customers. The Company’s contracts have a single performance obligation and are primarily on a fixed-price basis. The Company’s efforts are expended evenly throughout the service period. The revenues for the technological support and maintenance service are recognized over the support and maintenance services period, usually one year or less.

No significant returns, refund and other similar obligations during each reporting year.

There were no loss contracts that the revenue of which has not been recognized for the years ended September 30, 2023 and 2024, and according to the estimation, there is no indication that the revenue cannot cover the estimated expenses and costs.

Revenue from NFT artworks, NFT marketplace and develop NFT-related game

The Company create NFT artworks, NFT marketplace and NFT artworks, develop NFT-related game for customers. The Company generate revenue from providing NFT marketplace and related development services under separate contracts to customers as a principal. The terms of pricing and payment are fixed and no variable consideration is involved. A series of promises are identified in a contract, which are interrelated and not distinct. These promises are inputs used to complete the service. The customers cannot benefit from any standalone promise. Thus only one performance obligation with standard quality guarantee is identified in a contract. The performance obligation is satisfied at a point of time and recognized in revenue upon the completion of services to the customers, usually at the time when the result of services is tested and accepted by the customers. There is no difference on revenue recognition for both system development, web and mobile application development, AI-OCR services and NFT-related services.

See note 10 for the disaggregated revenue from contracts with customers by revenue stream.

			(Predecessor)	(Successor)		(Predecessor)
	For the year ended September 30, 2024		From October 1, 2022 to October 11, 2022	From October 12, 2022 to September 30, 2023	From October 1, 2022 to September 30, 2023	For the year ended September 30, 2022
	HK$	US$	HK$	HK$	HK$	HK$
System development	5,903,175	759,808	—	5,969,112	5,969,112	3,602,067
NFT	2,600,000	334,650	—	1,585,000	1,585,000	—
Web and mobile application development	800,000	102,969	—	—	—	391,000
AI-OCR development	807,880	103,984	—	80,970	80,970	68,141
Technological support and maintenance service and other services	2,243,517	288,767	—	1,054,667	1,054,667	360,000
	12,354,572	1,590,178	—	8,689,749	8,689,749	4,421,208

The following table summarizes disaggregated revenue from contracts with customers by timing of revenue:

			(Predecessor)	(Successor)		(Predecessor)
	For the year ended September 30, 2024		From October 1, 2022 to October 11, 2022	From October 12, 2022 to September 30, 2023	From October 1, 2022 to September 30, 2023	For the year ended September 30, 2022
	HK$	US$	HK$	HK$	HK$	HK$
Revenue recognized at point in time	10,111,055	1,301,411	—	7,635,082	7,635,082	4,106,208
Revenue recognized over-time	2,243,517	288,767	—	1,054,667	1,054,667	315,000
	12,354,572	1,590,178	—	8,689,749	8,689,749	4,421,208

The following table summarizes advance from customers by revenue stream:

			(Successor)	(Predecessor)
	As of September 30,		As of September 30,
	2024	2024	2023	2022
	HK$	US$	HK$	HK$
System development	658,583	84,767	842,433	325,000
	658,583	84,767	842,433	325,000

Contract liabilities

Contract liabilities

Timing of revenue recognition may differ from the timing of invoicing to customers. In accordance with ASC340-40-25-1, an entity shall recognize as an asset for the incremental costs of obtaining a contract with a customer if the entity expects to recover those costs. Entities sometimes incur costs to obtain a contract that otherwise would not have been incurred. Entities also may incur costs to fulfill a contract before a good or service is provided to a customer. The revenue standard provides guidance on costs to obtain and fulfill a contract that should be recognized as assets. Only incremental costs should be recognized as assets which are also periodically reviewed for impairment. The Company recognized the cost incurred to fulfill a contract but revenue recognition criteria under ASC606 have not yet been met as deferred cost of revenue.

Contract liabilities are represents service fee payment received from customers in advance of completion of performance obligations under a contract. Contract liabilities relate to unsatisfied performance obligations at the end of each reporting period and consists of cash payment received in advance. The balance of contract liabilities is recognized as revenue upon the completion of performance obligations. Due to the generally short-term duration of the relevant contracts, the majority of the performance obligations are satisfied within one year.

For the year ended September 30, 2022, 2023 and 2024, the amount of revenue recognized that was included in the receipts in advance balance at the beginning of the year were HK$1,703,815, HK$297,883 and HK$5,451,346 (approximately US$701,652), respectively.

The details of contract liabilities are as follows:

	As of September 30,		As of September 30,
	2024	2024	2023
	HK$	US$	HK$
System development	891,380	114,731	2,568,876
NFT	—	—	2,000,000
AI-OCR development	197,500	25,421	—
Technological support and maintenance service and other services	—	—	—
Web and mobile application development			600,000
	1,088,880	140,152	5,168,876

Income taxes

Income taxes

The Company account for income taxes in accordance with the laws of the relevant tax authorities. The charge for taxation is based on the results for the fiscal year as adjusted for items, which are non-assessable or disallowed. It is calculated using tax rates that have been enacted or substantively enacted by the balance sheet date.

Deferred taxes are accounted for using the asset and liability method in respect of temporary differences arising from differences between the carrying amount of assets and liabilities in the consolidated financial statements and the corresponding tax basis used in the computation of assessable tax profit. In principle, deferred tax liabilities are recognized for all taxable temporary differences. Deferred tax assets are recognized to the extent that it is probable that taxable profit will be available against which deductible temporary differences can be utilized. Deferred tax is calculated using tax rates that are expected to apply to the period when the asset is realized, or the liability is settled. Deferred tax is charged or credited in the income statement, except when it is related to items credited or charged directly to equity, in which case the deferred tax is also dealt with in equity. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Current income taxes are provided for in accordance with the laws of the relevant taxing authorities.

An uncertain tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded. No penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the period incurred.

Advertising expenses

Advertising expenses

Advertising expenses, primarily marketing expenditures and content related promotion, are included in “Selling, general and administrative” and are expensed as incurred. Advertising expenses for the years ended September 30, 2022, 2023 and 2024 were HK$32,517, HK$93,861 and HK$1,266,243 (approximately US$162,980), respectively.

Other comprehensive income

Other comprehensive loss

Other comprehensive loss consists of two components, net loss and other comprehensive loss. Other comprehensive loss refers to revenue, expenses, gains and losses that under GAAP are recorded as an element of shareholders’ equity but are excluded from net income. Other comprehensive loss consists of a foreign currency translation adjustment
Significant risks and uncertainties

Significant risks and uncertainties

Concentration and credit risk

Financial instruments that potentially expose the Company to concentrations of credit risk consist primarily of accounts receivable. The Company conduct credit evaluations of its customers, and generally does not require collateral or other security from them. The Company evaluate its collection experience and long outstanding balances to determine the need for an allowance for doubtful accounts. The Company conduct periodic reviews of the financial condition and payment practices of its customers to minimize collection risk on accounts receivable.

Major Suppliers

As of September 30, 2024, two suppliers accounted for 11% and 7% of our total cost of revenue, respectively. For the year ended September 30, 2023, two suppliers accounted for 20% and 13% of our total purchase, respectively. For the year ended September 30, 2022, three suppliers accounted for 25%, 25% and 12% of our total purchase, respectively.

Major Customers

For the year ended September 30, 2024, {three} customers accounted for 21%, 19% and 12% of the Successor’s total revenue, respectively. As of September 30, 2024, {two} customers accounted for 43% and 30% of the Successor’s total accounts receivable balance. For the year ended September 30, 2023, three customers accounted for 35%, 33% and 16% of the Successor’s total revenue, respectively. As of September 30, 2023, two customers accounted for 80% and 10% of the Successor’s total accounts receivable balance. For the year ended September 30, 2022, four customers accounted for 33%, 31% and 25% of the Company’s total revenue, respectively. As of September 30, 2022, one customer accounted for 100% of the Company’s total accounts receivable balance, respectively
Interest rate risk

Interest rate risk

Fluctuations in market interest rates may negatively affect the Company’s financial condition and results of operations. The Company exposed to floating interest rate risk on cash deposit and borrowings rate, and the risks due to changes in interest rates is not material. The Company have not used any derivative financial instruments to manage the Company’s interest risk exposure
Recent issued Accounting Pronouncements

Recent issued Accounting Pronouncements

There are no new recent issued accounting standards that will have a material impact on the consolidated financial position, statements of operations and cash flows.

In September 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures. The Board is issuing the amendments in this Update to enhance the transparency and decision usefulness of income tax disclosures. Investors currently rely on the rate reconciliation table and other disclosures, including total income taxes paid, to evaluate income tax risks and opportunities. While investors find these disclosures helpful, they suggested possible enhancements to better (1) understand an entity’s exposure to potential changes in jurisdictional tax legislation and the ensuing risks and opportunities, (2) assess income tax information that affects cash flow forecasts and capital allocation decisions, and (3) identify potential opportunities to increase future cash flows. The Board decided that the amendments should be effective for public business entities for annual periods beginning after December 15, 2024.

In November 2023, the FASB issued guidance to enhance disclosure of expenses of a public entity’s reportable segments. The new guidance requires a public entity to disclose: (1) on an annual and interim basis, significant segment expenses that are regularly provided to the chief operating decision maker (CODM) and included within each reported measure of segment profit or loss, (2) on an annual and interim basis, an amount for other segment items (the difference between segment revenue less the significant expenses disclosed under the significant expense principle and each reported measure of segment profit or loss), including a description of its composition, (3) on an annual and interim basis, information about a reportable segment’s profit or loss and assets previously required to be disclosed only on an annual basis, and (4) the title and position of the CODM and an explanation of how the CODM uses the reported measure(s) of segment profit or loss in assessing segment performance and how to allocate resources. The new guidance also clarifies that if the CODM uses more than one measure of a segment’s profit or loss, one or more of those measures may be reported and requires that a public entity that has a single reportable segment provide all the disclosures required by the amendments in this update and all existing segment disclosures. The guidance is effective for the current fiscal year 2024 annual reporting, and in the first quarter of 2025 for interim period reporting, with early adoption permitted. Upon adoption, this guidance should be applied retrospectively to all prior periods presented. We do not expect the adoption of this accounting standard to have an impact on our Consolidated Financial Statements.

In December 2023, the FASB issued guidance to enhance transparency of income tax disclosures, On an annual basis the new guidance requires a public entity to disclose: (1) specific categories in the rate reconciliation, (2) additional information for reconciling items that are equal to or greater than 5% of the amount computed by multiplying income(or loss) from continuing operations before income tax expense (or benefit) by the applicable statutory income tax rate, (3) income taxes paid (net of refunds received) disaggregated by federal (national), state, and foreign taxes, with foreign taxes disaggregated by individual jurisdictions in which income taxes paid is equal to or greater than 5% of total income taxes paid, (4) income (or loss) from continuing operations before income tax expense (or benefit)disaggregated between domestic and foreign, and (5) income tax expense (or benefit) from continuing operations disaggregated between federal (national), state and foreign. The guidance is effective for fiscal year 2025 annual reporting, with early adoption permitted, to be applied on a prospective basis, with retrospective application permitted. We do not expect the adoption of this accounting standard to have an impact on our Consolidated Financial Statements but will require certain additional disclosures.

In March 2024, the FASB issued ASU 2024-01, “Compensation-Stock Compensation (Topic 718): Scope Application of Profits Interest and similar Awards” For public business entities, the amendments in this Update are effective for annual periods beginning after December 15.2024，and interim periods within those annual periods. For all other entities, the amendments are effective for annual periods beginning after December 15,2025 and interim periods within those annual periods, Early adoption is permitted for both interim and annual financial statements that have not yet been issued or made available for issuance. if an entity adopts the amendments in an interim period, it should adopt them as of the beginning of the annual period that includes that interim period.

In March 2024, the FASB issued ASU 2024-02, “Codification Improvements — Amendments to Remove References to the Concepts Statements”. This update contains amendments to the Codification that remove references to various FASB Concepts Statements. These changes remove references to various Concepts Statements and the amendments apply to all reporting entities within the scope of the affected accounting guidance. The amendments in this Update are effective for public business entities for fiscal years beginning after December 15, 2024. Early application of the amendments in this Update is permitted for any fiscal year or interim period for which financial statements have not yet been issued (or made available for issuance). The Company believes the future adoption of this ASU is not expected to have a material impact on its financial statements.

In November 2024, the FASB issued ASU 2024-03, “Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses”. The amendments in this ASU are intended to improve financial reporting by requiring that public business entities disclose additional information about specific expense categories in the notes to financial statements at interim and annual reporting periods. For interim and annual reporting periods, an entity shall disaggregate, in a tabular format disclosure in the notes to financial statements, all relevant expense captions presented on the face of the income statement in continuing operations into the purchases of inventory, employee compensation, depreciation, amortization, and depletion. This ASU is effective for annual reporting periods beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027.Early adoption is permitted. The amendments in this Update should be applied either (1) prospectively to financial statements issued for reporting periods after the effective date of this Update or (2) retrospectively to any or all prior periods presented in the financial statements. We are currently evaluating the impact the adoption of ASU 2024-03 will have on its consolidated financial statements and related disclosures.

In January 2025, the FASB issued ASU 2025-01 Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40). The Board issued Update 2024-03 on November 4, 2024. Update 2024-03 states that the amendments are effective for public business entities for annual reporting periods beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027. Following the issuance of Update 2024-03, the Board was asked to clarify the initial effective date for entities that do not have an annual reporting period that ends on December 31 (referred to as non-calendar year-end entities). Because of how the effective date guidance was written, a non-calendar year-end entity may have concluded that it would be required to initially adopt the disclosure requirements in Update 2024-03 in an interim reporting period, rather than in an annual reporting period. The Board’s intent in the basis for conclusions of Update 2024-03 is clear that all public business entities should initially adopt the disclosure requirements in the first annual reporting period beginning after December 15, 2026, and interim reporting periods within annual reporting periods beginning after December 15, 2027. However, the Board acknowledges that there was ambiguity between the intent in the basis for conclusions in Update 2024-03 and the transition guidance that was included in the Codification when Update 2024-03 was issued